Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Revenues - third-parties (Note 18)	$ 6,625,244	$ 6,303,105	$ 7,207,813
Revenues - related companies (Note 5 and 18)	36,557	31,624	51,147
Total Revenues	6,661,801	6,334,729	7,258,960
Cost of Revenues
Cost of revenues - third-parties (Note 18)	5,971,819	5,621,408	6,496,327
Cost of revenues - related companies (Note 5 and 18)	352,888	427,329	459,984
Total Cost of Revenues	6,324,707	6,048,737	6,956,311
Gross Profit	337,094	285,992	302,649
OPERATING EXPENSES:
Selling and Distribution (Note 19)	220,830	201,597	210,236
General and Administrative (Note 20)	38,099	29,727	29,897
Amortization of intangible assets (Note 13)	3,323	1,603	1,505
Loss on sale of vessels, net (Note 10)	12,864	4,312	5,966
Vessel impairment charge (Note 10)	4,062	0	0
Total operating expenses	279,178	237,239	247,604
Operating income	57,916	48,753	55,045
OTHER INCOME/(EXPENSE):
Interest and finance costs (Notes 4, 8, 9, 12, 14, 15 and 21)	(33,898)	(28,073)	(31,192)
Interest income	117	75	123
Gain on sale of subsidiary (Note 27)	0	4,174	0
Foreign exchange gains/ (losses), net	(6,032)	1,123	3,786
Other expense	0	0	(1,191)
Total other expenses, net	(39,813)	(22,701)	(28,474)
Income before provision for income taxes	18,103	26,052	26,571
Income taxes (Note 25)	(464)	978	(4,122)
Net income	17,639	27,030	22,449
Net income/(loss) attributed to non-controlling interest	49	(33)	2,372
Net income attributed to AMPNI shareholders	$ 17,590	$ 27,063	$ 20,077
Basic earnings per common share (Note 24)	$ 0.37	$ 0.58	$ 0.44
Diluted earnings per common share (Note 24)	$ 0.37	$ 0.58	$ 0.44
Weighted average number of common shares outstanding, basic (Note 24)	46,271,716	45,677,249	45,473,360
Weighted average number of common shares outstanding, diluted (Note 24)	46,271,716	45,677,249	45,473,360